Note 20 - Financial Instruments	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

20. Financial Instruments:

(a) Interest rate risk: The Company’s interest rates and loan repayment terms are described in Note 10.

(b) Concentration of credit risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, net (included in current and non-current assets), net investment in sales type leases, investment in leaseback vessels (Note 11 (b)) and derivative contracts (interest rate swaps, interest rate caps, cross-currency rate swaps, foreign currency contracts and FX option). The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company seeks to limit its exposure by diversifying among counterparties with high credit ratings. The Company also seeks to limit its credit risk from accounts receivable and receivables from sales type leases by performing ongoing credit evaluations of its customers’  financial condition. The Company receives charter hires in advance and thus, generally, does not require collateral for its accounts receivable. For investments in leaseback vessels the Company is exposed to a limited degree of credit risk since through this type of arrangements the receivable amounts are secured by the legal ownership on each of the vessels acquired. Credit risk in leaseback vessels is managed through setting receivable amounts appropriate for each vessel based on information obtained from the vessel’s third-party independent valuations and the counterparties’ lending history. In addition, the Company follows standardized established policies which include monitoring of the counterparties’ financial performance, debt covenants (including vessels values), and shipping industry trends.

(c) Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of short-term investments and accounts payable, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates and investment in leaseback vessels with variable interest rates approximates the recorded values, generally due to their variable interest rates. The fair value of other financing arrangements with fixed interest rates discussed in Note 10.B and the term loan with fixed interest rates discussed in Note 10.A.2, the fair value of investment in leaseback vessels with fixed interest rate discussed in Notes 11(b)(ii)(10), 11(b)(ii)(12), 11(b)(ii)(24), 11(b)(ii)(26) and 11(b)(ii)(27), the fair value of the interest rate swap agreements, the cross-currency rate swap agreements, the interest rate cap agreements, the foreign currency agreements and the FX option, discussed in Note 19 are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from publicly available market data and in case there is no such data available, interest rates, yield curves and other items that allow value to be determined.

The fair value of other financing arrangements with fixed interest rates discussed in Note 10.B determined through Level 2 of the fair value hierarchy as of June 30, 2025, amounted to $518,833 in the aggregate ($528,232 in the aggregate at December 31, 2024). The fair value of the term loan with fixed interest rates discussed in Note 10.A.2, determined through Level 2 of the fair value hierarchy as of June 30, 2025, amounted to $95,687 ($99,260 at December 31, 2024). The fair value of investment in leaseback vessels with fixed rate discussed in Notes 11(b)(ii)(10), 11(b)(ii)(12), 11(b)(ii)(24), 11(b)(ii)(26) and 11(b)(ii)(27) determined through Level 2 of the fair value hierarchy as of June 30, 2025, amounted to $58,888 ($74,510 at December 31, 2024). The fair value of the Company’s other financing arrangements (Note 10.B) and the term loan with fixed interest rates discussed in Note 10.A.2 and investment in leaseback vessels discussed in Notes 11(b)(ii)(10), 11(b)(ii)(12), 11(b)(ii)(24), 11(b)(ii)(26) and 11(b)(ii)(27), are estimated based on the future swap curves currently available and remaining maturities as well as taking into account the Company’s creditworthiness.

The fair value of the interest rate swap agreements, cross-currency rate swap agreements and interest rate cap agreements discussed in Note 19(a) equates to the amount that would be paid or received by the Company to cancel the agreements. As at December 31, 2024 and June 30, 2025, the fair value of these derivative instruments in aggregate amounted to a net asset of $13,258 and a net asset of $14,760, respectively.

The fair value of the forward currency contracts and the FX option discussed in Note 19(c) determined through Level 2 of the fair value hierarchy as at December 31, 2024 and June 30, 2025, amounted to a liability of $1,369 and a net liability of $1,303, respectively.

The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date:

	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-liability position	$(1,369)	$-	$(1,369)	$-
Interest rate swaps-asset position	20,530	-	20,530	-
Interest rate caps-asset position	11,115	-	11,115	-
Cross-currency rate swaps-liability position	(18,387)	-	(18,387)	-
Total	$11,889	$-	$11,889	$-

	June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$1,691	$-	$1,691	$-
FX option-liability position	(2,994)	-	(2,994)	-
Interest rate swaps-asset position	13,842	-	13,842	-
Interest rate swaps-liability position	(157)	-	(157)	-
Interest rate caps-asset position	5,760	-	5,760	-
Cross-currency rate swaps-liability position	(4,685)	-	(4,685)	-
Total	$13,457	$-	$13,457	$-